Common Stock Options	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Common Stock Options

Note 12 – Common Stock Options

Omnibus Equity Incentive Plan

On April 11, 2022, the Company’s board of directors adopted, and the Company’s stockholders approved, the Syra Health Corp. 2022 Omnibus Equity Incentive Plan, as amended on April 19, 2023 (as amended, the “2022 Plan”). No more than 1,041,667 shares of the Company’s Class A common stock shall be issued pursuant to the exercise of incentive stock options under the 2022 Plan.

Class A Common Stock Option Awards

In January, 2026, the Company granted options to purchase an aggregate 257,920 shares of the Company’s Class A common stock at an exercise price of $0.09 per share for terms of 10 years under the 2022 Plan. These options will vest 20% each year over 5 years. The aggregate estimated value using the Black-Scholes Pricing Model, based on an expected term of 6.25 years, a weighted average volatility rate of 287%, a weighted average risk-free interest rate of 3.82%, and a weighted average call option value of $0.09, was $23,208. The Company recognized expense of $2,321 for these awards during the six months ended June 30, 2026, and expects to recognize an additional $20,887 through the end of the vesting period.

In May, 2026, the Company granted options to purchase an aggregate 21,000 shares of the Company’s Class A common stock at an exercise price of $0.44 per share for terms of 10 years under the 2022 Plan. 3,500 of the Options vest immediately and 3,500 vest on each of May 13, 2027 and May 13, 2028. The aggregate estimated value using the Black-Scholes Pricing Model, based on an expected term of 5.75 years, a weighted average volatility rate of 109%, a weighted average risk-free interest rate of 4.12%, and a weighted average call option value of $0.36, was $7,659. The Company recognized expense of $4,149 for these awards during the six months ended June 30, 2026, and expects to recognize an additional $3,510 through the end of the vesting period.

During the year ended December 31, 2025, the Company granted options to purchase an aggregate 321,038 shares of the Company’s Class A common stock at an exercise price ranging from $0.0700 to $0.7386 per share for terms of 10 years under the 2022 Plan. These options will vest 25% on each anniversary, and 25% quarterly, until fully vested. The Company recognized expense of $2,617 for these awards during the six months ended June 30, 2026, and expects to recognize an additional $13,080 through the end of the vesting period.

On July 1, 2025, the Company entered into a consulting agreement with a former member of the Board of Directors for services related to developing a new strategic plan for the Company and identifying and hiring a new CEO. The agreement is in effect through September 30, 2025, and the Company awarded 25,000 Class A common stock options of the Company’s Class A common stock to the consultant at an exercise price of $0.12 per share. The aggregate estimated value using the Black-Scholes Pricing Model, based on an expected term of 6.25 years, a weighted average volatility rate of 124%, a weighted average risk-free interest rate of 3.94%, and a weighted average call option value of $0.11, was $2,679. As of June 30, 2026, the Board determined that achievement of the milestones was not probable, and accordingly, no stock-based compensation expense has been recognized related to this award.

On August 13, 2025, the Company appointed a new director to the Board of Directors of the Company. In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock as of December 31, 2025, with 50% of such award in the form of restricted stock units and 50% in common stock options. As of June 30, 2026, a grant date had not been established because the terms of the award had not yet been finalized.

During the year ended December 31, 2024, the Company granted options to purchase an aggregate 42,000 shares of the Company’s Class A common stock to employees at an exercise price ranging from $1.28 to $1.88 per share for terms of 10 years and 5 years under the 2022 Plan. These options will vest 25% on each anniversary, and 25% quarterly, until fully vested. The options had no intrinsic value. The aggregate estimated value using the Black-Scholes Pricing Model, based on an expected terms of 6.25 and 3.54 years, a weighted average volatility rate ranging from 109% to 126%, a weighted average risk-free interest rate ranging from 3.82% to 4.63%, and a weighted average call option value ranging from $0.331 to $1.450, was $79,383. The expected term was estimated using the simplified method allowed under SEC Staff Accounting Bulletin 107 (“SAB 107”). During the six months ended June 30, 2026, the Company recognized expense of $2,060 related to common stock options. As of June 30, 2026, a total of $7,743 of unamortized expenses are expected to be expensed over the vesting period.

On various dates between July 1, 2022, and September 1, 2022, the Company granted options to purchase an aggregate 39,000 shares of the Company’s Class A common stock at an exercise price of $1.20 per share under the 2022 Plan, which represented the recent sales price of securities to third parties. These options will vest 25% on each anniversary until fully vested. The options had no intrinsic value. The aggregate estimated value using the Black-Scholes Pricing Model, based on an expected term of 6.25 years, a weighted average volatility rate of 93%, a weighted average risk-free interest rate of 3.03%, and a weighted average call option value of $0.9328, was $30,317. The options are being expensed over the vesting period, resulting in $2,910 of stock-based compensation expense during the year ended December 31, 2022. During the fourth quarter of 2022, a total of 9,167 options at a strike price of $1.20 per share were cancelled. During the six months ended June 30, 2026, the Company recognized expense of $2,158 related to common stock options. As of June 30, 2026, a total of $288 of unamortized expenses are expected to be expensed over the vesting period.

On November 8, 2023, the Company granted options to purchase an aggregate 32,750 shares of the Company’s common stock under the 2022 Plan, having an exercise price of $1.51 per share, exercisable over a 10-year term, to a total of ten employees. The options vest annually over four years from the date of grant.

On November 8, 2023, the Company granted options to purchase an aggregate 30,000 shares of the Company’s common stock under the 2022 Plan, having an exercise price of $1.51 per share, exercisable over a 10-year term, to a total of three consultants. The options vest quarterly over one year from the date of grant.

On October 9, 2023, the Company granted options to purchase an aggregate 50,000 shares of the Company’s common stock under the 2022 Plan, having an exercise price of $2.68 per share, exercisable over a 10-year term, to a total of five newly appointed board members. The options vest in four (4) equal annual installments with the first installment vesting on the date of grant.

The fair value of the options was estimated at $198,383 using a Black-Scholes option pricing model and the following assumptions: 1) dividend yield of 0%; 2) risk-free rate of 4.45% to 4.71%; 3) volatility of 112% to 115% based on; 4) a common stock price ranging from $1.51 to $2.68, and 5) an expected term of 6.25 years. During the six months ended June 30, 2026, the Company recognized expense of $23,742 related to common stock options. As of June 30, 2026, a total of $56,003 of unamortized expenses are expected to be expensed over the vesting period.

The following is a summary of activity of outstanding stock options:

		Weighted Average
	Number of Shares	Exercise Prices
Balance, December 31, 2025	559,637	$0.63
Options granted	278,920	0.12
Options forfeited	(22,750)	1.28
Balance, June 30, 2026	815,807	$0.44
Exercisable, June 30, 2026	-	$-

The options had a weighted average remaining life of 8.98 years and no intrinsic value as of June 30, 2026.

Note 12 – Common Stock Options

Omnibus Equity Incentive Plan

On April 11, 2022, the Company’s board of directors adopted, and the Company’s stockholders approved, the Syra Health Corp. 2022 Omnibus Equity Incentive Plan, as amended on April 19, 2023 (as amended, the “2022 Plan”). No more than 1,041,667 shares of the Company’s Class A common stock shall be issued pursuant to the exercise of incentive stock options under the 2022 Plan.

Class A Common Stock Option Awards

During the year ended December 31, 2024, the Company granted options to purchase an aggregate 42,000 shares of the Company’s Class A common stock to employees at an exercise price ranging from $1.28 to $1.88 per share for terms of 10 years and 5 years under the 2022 Plan. These options will vest 25% on each anniversary, and 25% quarterly, until fully vested. The options had no intrinsic value. The aggregate estimated value using the Black-Scholes Pricing Model, based on an expected terms of 6.25 and 3.54 years, a weighted average volatility rate ranging from 109% to 126%, a weighted average risk-free interest rate ranging from 3.82% to 4.63%, and a weighted average call option value ranging from $0.331 to $1.450, was $79,383. The expected term was estimated using the simplified method allowed under SEC Staff Accounting Bulletin 107 (“SAB 107”).

During the year ended December 31, 2025 and 2024, the Company recognized expense of $60,051 and $59,803 related to common stock options. As of December 31, 2025, a total of $99,253 of unamortized expenses are expected to be expensed over the vesting period.

During the year ended December 31, 2025, the Company granted options to purchase an aggregate 321,038 shares of the Company’s Class A common stock at an exercise price ranging from $0.0700 to $0.7386 per share for terms of 10 years under the 2022 Plan. These options will vest 25% on each anniversary, and 25% quarterly, until fully vested. The Company recognized expense of $38,503 for these awards during the year ended December 31, 2025, and expects to recognize an additional $13,988 through the end of the vesting period.

On July 1, 2025, the Company entered into a consulting agreement with a former member of the Board of Directors for services related to developing a new strategic plan for the Company and identifying and hiring a new CEO. The agreement is in effect through September 30, 2025, and the Company awarded 25,000 Class A common stock options of the Company’s Class A common stock to the consultant at an exercise price of $0.12 per share. The aggregate estimated value using the Black-Scholes Pricing Model, based on an expected term of 6.25 years, a weighted average volatility rate of 124%, a weighted average risk-free interest rate of 3.94%, and a weighted average call option value of $0.11, was $2,679. As of December 31, 2025, the Board determined that achievement of the milestones was not probable, and accordingly, no stock-based compensation expense has been recognized related to this award.

On August 13, 2025, the Company appointed a new director to the Board of Directors of the Company. In connection with the appointment, the director will receive $20,000 in annual cash compensation and receive an equity award representing 0.25% of the Company’s fully diluted Class A Common Stock as of December 31, 2025, with 50% of such award in the form of restricted stock units and 50% in common stock options. As of December 31, 2025, a grant date had not been established because the terms of the award had not yet been finalized.

The following is a summary of activity of outstanding stock options:

		Weighted Average
	Number of Shares	Exercise Prices
Balance, December 31, 2024	223,599	$1.32
Options granted	346,038	0.19
Options forfeited	(10,000)	1.28
Balance, December 31, 2025	559,637	$0.63
Exercisable, December 31, 2025	-	$-

The options had a weighted average remaining life of 9.11 years and no intrinsic value as of December 31, 2025.